Derivative Contract Information (Tables)	12 Months Ended
Sep. 30, 2017
Effect of Derivative Contracts in the Fund's Statement of Operations

For the fiscal period ended September 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(1,833)

Fund's OTC Derivative Liabilities

At September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

Summary of Average Daily Notional Value of Derivative Contracts Outstanding	The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Average notional	$22,963

Fund's OTC Derivative Assets

At September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Assets Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

Over-the-Counter ("OTC") [Member]
Fund's OTC Derivative Assets and Liabilities

At September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities were as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Financial Condition.

SPDR Long Dollar Gold Trust [Member]
Effect of Derivative Contracts in the Fund's Statement of Operations

For the fiscal period ended September 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(1,833)

Fund's OTC Derivative Liabilities

At September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, were as follows:

Amounts Not Offset in the Combined Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Combined Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

Summary of Average Daily Notional Value of Derivative Contracts Outstanding	The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Average notional	$22,963

Fund's OTC Derivative Assets

At September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, were as follows:

Amounts Not Offset in the Combined Statement of Financial Condition
	Gross Amounts of Assets Presented in the Combined Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

SPDR Long Dollar Gold Trust [Member] | Over-the-Counter ("OTC") [Member]
Fund's OTC Derivative Assets and Liabilities

At September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities were as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Financial Condition.